SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 92.68%
Communication Services — 0.33%
18,022	Gray Television, Inc.	$201,666

Consumer Discretionary — 10.26%
48,667	Delta Apparel, Inc.*	516,357
124,810	Destination XL Group, Inc.*	842,468
36,800	G-III Apparel Group Ltd.*	504,528
29,753	Lakeland Industries, Inc.*	395,715
30,380	Lazydays Holdings, Inc.*	362,737
14,564	Malibu Boats, Inc., Class A*	776,261
37,300	ONE Group Hospitality, Inc. (The)*	234,990
8,600	Oxford Industries, Inc.	801,348
16,413	Patrick Industries, Inc.	994,628
48,490	Ruth’s Hospitality Group, Inc.	750,625

		6,179,657

Consumer Staples — 3.73%
9,180	John B Sanfilippo & Son, Inc.	746,518
14,130	MGP Ingredients, Inc.	1,503,149

		2,249,667

Energy — 7.31%
23,000	Delek US Holdings, Inc.	621,000
73,600	Magnolia Oil & Gas Corp., Class A	1,725,920
46,140	Par Pacific Holdings, Inc.*	1,072,755
15,500	PDC Energy, Inc.	983,940

		4,403,615

Financials — 16.42%
10,400	Amerisafe, Inc.	540,488
22,000	Capstar Financial Holdings, Inc.	388,520
63,098	Compass Diversified Holdings	1,150,277
24,770	First Bancorp/Southern Pines, NC	1,061,147
17,250	German American Bancorp, Inc.	643,425
37,366	Mercantile Bank Corp.	1,251,014
11,930	Northrim BanCorp, Inc.	651,020
18,080	Preferred Bank/Los Angeles, CA	1,349,130
10,100	Southern First Bancshares, Inc.*	462,075
35,692	Stellar Bancorp, Inc.	1,051,486
13,940	Stock Yards Bancorp, Inc.	905,821
8,920	Triumph Financial, Inc.*	435,920

		9,890,323

Health Care — 7.90%
27,500	Apollo Medical Holdings, Inc.*	813,725
31,010	Inotiv, Inc.*	153,189
31,280	Lantheus Holdings, Inc.*	1,594,029

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

27,840	Surmodics, Inc.*	$949,901
10,600	UFP Technologies, Inc.*	1,249,634

		4,760,478

Industrials — 24.45%
145,210	ACCO Brands Corp.	811,724
35,955	Allied Motion Technologies, Inc.	1,251,594
13,930	Barrett Business Services, Inc.	1,299,390
10,358	Casella Waste Systems, Inc., Class A*	821,493
20,880	CBIZ, Inc.*	978,228
41,522	Columbus McKinnon Corp.	1,348,219
25,300	Douglas Dynamics, Inc.	914,848
42,988	Ducommun, Inc.*	2,147,681
28,276	Greenbrier Cos., Inc. (The)	948,094
57,433	Insteel Industries, Inc.	1,580,556
20,680	Northwest Pipe Co.*	696,916
7,153	NV5 Global, Inc.*	946,485
6,700	Standex International Corp.	686,147
16,599	Willdan Group, Inc.*	296,292

		14,727,667

Information Technology — 14.07%
93,670	AXT, Inc.*	410,275
26,700	Cohu, Inc.*	855,735
30,900	Model N, Inc.*	1,253,304
39,130	Napco Security Technologies, Inc.*	1,075,292
5,153	Novanta, Inc.*	700,138
14,890	Onto Innovation, Inc.*	1,013,860
17,462	PC Connection, Inc.	818,968
24,526	Sapiens International Corp. NV	453,240
14,080	Super Micro Computer, Inc.*	1,155,968
19,015	Vishay Precision Group, Inc.*	734,930

		8,471,710

Materials — 4.20%
93,479	FutureFuel Corp.	759,984
28,537	Koppers Holdings, Inc.	804,744
11,000	Materion Corp.	962,610

		2,527,338

Real Estate — 3.28%
112,910	Braemar Hotels & Resorts, Inc., REIT	464,060
57,500	Chatham Lodging Trust	705,525
11,700	Community Healthcare Trust, Inc., REIT	418,860
24,070	UMH Properties, Inc., REIT	387,527

		1,975,972

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Utilities — 0.73%
8,510	Unitil Corp.	$437,073

Total Common Stocks (Cost $38,237,051)		55,825,166

Exchange Traded Funds — 5.46%
10,840	iShares Biotechnology ETF	1,423,183
4,820	iShares Russell Microcap Index Fund	519,741
16,200	SPDR S&P Biotech ETF*	1,344,600

Total Exchange Traded Funds (Cost $3,362,376)		3,287,524

Investment Company — 1.97%
1,185,279	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,185,279

Total Investment Company (Cost $1,185,278)		1,185,279

Total Investments (Cost $42,784,705) — 100.11%		$60,297,969
Liabilities in excess of other assets — (0.11)%		(68,780)

NET ASSETS — 100.00%		$60,229,189

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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